Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the Registrant's Amended and Restated 2016 Stock Option and Incentive Plan
Amount Registered | shares	7,630,534
Proposed Maximum Offering Price per Unit	116.05
Maximum Aggregate Offering Price	$ 885,523,470.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 135,573.65
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of Class A common stock of Twilio Inc. (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2016 Stock Option and Incentive Plan (“2016 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock.

The amount registered represents an automatic increase on January 1, 2025 to the number of shares available for issuance under the 2016 Plan in accordance with the automatic annual increase provisions of the 2016 Plan.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of Class A common stock, as reported on the New York Stock Exchange on February 21, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the Registrant's Amended and Restated 2016 Employee Stock Purchase Plan
Amount Registered | shares	1,526,106
Proposed Maximum Offering Price per Unit	98.65
Maximum Aggregate Offering Price	$ 150,550,356.9
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,049.26
Offering Note
(2)
Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of Class A common stock of the Registrant that become issuable under the Registrant’s Amended and Restated 2016 Employee Stock Purchase Plan (“2016 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock.

The amount registered represents an automatic increase on January 1, 2025 to the number of shares available for issuance under the Registrant’s 2016 ESPP in accordance with the automatic annual increase provisions of the 2016 ESPP.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of the average of the high and low prices of Class A common stock, as reported on the New York Stock Exchange on February 21, 2025. Pursuant to the 2016 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of Class A common stock on the first trading day of the offering period or on the exercise date.